Cover Page	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	Cottonwood Communities, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001692951
Amendment Flag	false